Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

Note 12 – INCOME TAXES

Taxes payable consisted of the following:

	December 31, 2020	December 31, 2019
Income taxes payable	$2,045,559	$57,761
Value added taxes payable	889,257	57,317
Business taxes payable	43,704	-
Withholding taxes payable	112,113	-
Other taxes payable	42,405	23,079
Total taxes payable	$3,133,038	$138,157

BVI

Nisun International, formerly known as Hebron Technology, and Nisun BVI were incorporated in the BVI and are not subject to income taxes under the current laws of the BVI.

Cayman

Nami Cayman is incorporated in the Cayman Islands and is not subject to income taxes under the current laws of the Cayman Islands.

Hong Kong

Nisun HK and Nami HK are registered in Hong Kong and subject to a corporate income tax of 17.5% if revenue is generated in Hong Kong. No revenue was generated in Hong Kong for the years ended December 31, 2020 and 2019.

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Starting from the year ended December 31, 2018, Hengpu was qualified as a High-technology Company and subject to a favorable income tax rate of 15%. Hengpu’s High-technology certificate is valid for three years starting from November 2018 and subject to renewal. Starting from the year ended December 31, 2020, Fintech was recognized as a High-technology Company by the Chinese government and is subject to a favorable income tax rate of 15%. In accordance with the implementation rules of the Income Tax Law of the PRC, for the enterprises newly established in the Horgos Development Zone within the scope of “preferential catalogue of income tax for key industries encouraged to develop in Xinjiang’s difficult areas”, the enterprise income tax shall be exempt for five years from the tax year of the first production and operations income. Khorgos is established in the Horgos Development Zone and its income is exempt for five years starting from 2019. The remaining Group’s subsidiaries VIEs and VIEs’ subsidiaries from the financial services business are subject to corporate income taxes at the PRC unified rate of 25%. The PRC does not allow the filling of consolidated tax returns and accordingly, each subsidiary and VIE and their subsidiaries file their own tax Returns.

i)	The components of the income tax provision (benefit) are as follows:

	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
Current tax provision	$1,525,824	$-	$-
Deferred tax provision (benefit)	(584,760)	(55,731)	-
Total	$941,064	$(55,731)	$-

ii)	The following table summarizes deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities and net operating loss carryforwards:

	December 31, 2020	December 31, 2019
Deferred tax assets
Provision for doubtful accounts	$368,165	$346,864
Operating loss carryforwards	456,370	1,015,053
Total deferred tax assets	824,535	1,361,917
Less: valuation allowance	(368,165)	(1,341,877)
Net deferred tax assets	$456,370	$20,040

The change in valuation allowance for the year ended December 31, 2020, and 2019 amounted to $ 973,712, and $ 1,341,877, respectively.

	December 31, 2020	December 31, 2019
Deferred tax liabilities
Intangible assets acquired from business combinations	$676,015	$805,826
Total deferred tax liabilities	$676,015	$805,826

The following table reconciles the China statutory rates to the Group’s effective tax rate for the year ended, 2020 and 2019:

	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018*
China Income tax statutory rate	25.0%	25.0%	-
Effect of favorable income tax rates	(23.8)%	(25)%	-
Effect of temporary differences	1.2%	(4.7)%	-
Effect of non-deductible expenses	10%	-	-
Effect of previous year net operating loss	(3.8)%	-	-
Effective tax rate for the continuing operation	8.7%	(4.7)%	-

*	For the year ended December 31, 2018, all the Group business was related to the equipment and engineering businesses, which was disposed in November 2020 and included in discontinued operations.

The Group continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. As of December 31, 2020, the tax years ended December 31, 2018 through December 31, 2020 for the Group’s PRC subsidiaries and VIEs remain open for statutory examination by PRC tax authorities.

The per share effect of favorable income tax rates for the year ended December 31, 2020, and 2019 were $0.14, and $ 0.02, respectively.